Organization and Business Description (Details) $ / shares in Units, ¥ in Millions		12 Months Ended
	Apr. 03, 2023 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares		Jun. 30, 2024 $ / shares	Sep. 27, 2020	Sep. 13, 2019	Aug. 13, 2019	Aug. 07, 2009 USD ($)	Aug. 07, 2009 CNY (¥)
Organization and Business Description [Line Items]
Registered capital										$ 880,000	¥ 6
Revenue-producing assets		$ 2,431,913		$ 2,122,335
Accumulated depreciation		1,352,848		1,165,886
Property, plant and equipment net				790,000
Property, plant and equipment owned net				$ 956,449
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.001	[1]	$ 0.001	[1]	$ 0.001
UFG Entities [Member]
Organization and Business Description [Line Items]
Property, plant and equipment net		$ 1,079,065
Bakery Production Equipment [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		621,010		$ 561,693
Office Equipment and Furniture [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		122,095		116,012
Leasehold Improvements [Member]
Organization and Business Description [Line Items]
Revenue-producing assets		$ 1,688,808		$ 1,444,630
Deen Global [Member]
Organization and Business Description [Line Items]
Percentage of equity interest								100.00%	100.00%
Xinjiang United Family [Member]
Organization and Business Description [Line Items]
Percentage of equity interest							100.00%
Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.001		$ 0.001
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Organization and Business Description [Line Items]
Issuance of ordinary shares in initial public offerings, gross (in Shares) | shares	3,390,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.001
Public offering price per share (in Dollars per share) | $ / shares	$ 4

[1]	Retrospectively restated for effect of the authorized shares increased on March 12, 2025 (see Note 15)